SCHEDULE OF OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Other income	$ 34,794	$ 144,396
Subsidy from government			490,300
Other operating income	$ 34,794	$ 144,396	$ 490,300